OTHER FINANCIAL LIABILITIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of financial liabilities [line items]
Lease liabilities	$ 77.4	$ 63.8	$ 35.2
Royalty payable	10.9	12.0
Severance accrual	47.2	38.5
Deferred share units/performance share units liability (Note 30)	40.2	25.1
Accounts receivable financing credit	20.2	10.0
Derivative liabilities	14.1	25.5
Other(ii)	73.3	23.0
Other financial liabilities	283.3	197.9
Current	97.1	76.0
Non-current	$ 186.2	121.9
Accounts receivable financing credit, period	30 days
Number Of Installments | installment	8
Deferred Revenue	$ 50.0
Lease liabilities	$ 77.4	$ 63.8	$ 35.2
Due In January And June 2023
Disclosure of financial liabilities [line items]
Number Of Installments | installment	2